Description of Business - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended	9 Months Ended	12 Months Ended
		Oct. 06, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Casinos	Oct. 05, 2017 USD ($)	Dec. 31, 2017 USD ($) Casinos	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Variable Interest Entity [Line Items]
Total Restructuring and Acquisition Consideration		$ 13,939
Conversion of Stock, Exchange Ratio		1.625
Stock Issued During Period, Shares, Other | shares		633
Stock Issued During Period, Shares, Acquisitions | shares		407
Payments for Restructuring		$ 3,487
Restructuring and support expenses					$ 2,028	$ 5,729	$ 1,017
Restructuring Reserve, Accrual Adjustment		$ 205
Long-term Debt, Gross			$ 9,034		9,034
Shares Contributed and Retired | shares		88
Related Party, Ownership Percentage		20.80%
Land Acquisition					598	220	341
Proceeds from sale-leaseback financing arrangement					$ 1,136	0	$ 0
UNITED STATES
Variable Interest Entity [Line Items]
Number Of Casinos Operated Or Managed | Casinos			47		47
Geographic Concentration Risk [Member] | UNITED STATES
Variable Interest Entity [Line Items]
Number Of Casinos Operated Or Managed | Casinos			13		13
Geographic Concentration Risk [Member] | International [Member]
Variable Interest Entity [Line Items]
Number Of Casinos Operated Or Managed | Casinos			4		4
NEVADA | Geographic Concentration Risk [Member] | UNITED STATES
Variable Interest Entity [Line Items]
Number Of Casinos Operated Or Managed | Casinos			9		9
Sales Revenue, Net [Member] | NEVADA | Geographic Concentration Risk [Member] | UNITED STATES
Variable Interest Entity [Line Items]
Concentration Risk, Percentage					60.00%
Caesars Growth Partners, LLC [Member]
Variable Interest Entity [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest					100.00%
Caesars Resort Collection [Member]
Variable Interest Entity [Line Items]
Long-term Debt, Gross			$ 5,700		$ 5,700
Nonvoting Common Stock [Member] | Caesars Growth Partners, LLC [Member]
Variable Interest Entity [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest					100.00%
Caesars Acquisition Company [Member]
Variable Interest Entity [Line Items]
Total Restructuring and Acquisition Consideration		$ 2,894
Stock Issued During Period, Shares, Other | shares		226
OpCo [Member]
Variable Interest Entity [Line Items]
Total Restructuring and Acquisition Consideration		$ 2,474
Stock Issued During Period, Shares, Other | shares		139
Business Combination, Consideration Transferred		$ 2,474
Payments for Restructuring		$ 700
Shares Issued, Price Per Share | $ / shares		$ 12.80
Caesars Entertainment Operating Company [Member]
Variable Interest Entity [Line Items]
Total Restructuring and Acquisition Consideration		$ 8,571
Stock Issued During Period, Shares, Other | shares		268
Payments for Restructuring		$ 2,787
Payments for Restructuring Shares | shares		146
Payments for Restructuring Prenegotiated Price Per Share | $ / shares		$ 6.86
Notes Payable, Related Parties, Current		$ 0				35		$ 0	$ 35
Fixed Costs [Member] | Caesars Entertainment Operating Company [Member]
Variable Interest Entity [Line Items]
Restructuring Reserve, Accrual Adjustment		(193)
Call Option [Member] | Caesars Entertainment Operating Company [Member]
Variable Interest Entity [Line Items]
Restructuring Reserve, Accrual Adjustment		(12)
Other Restructuring [Member] | Caesars Entertainment Operating Company [Member]
Variable Interest Entity [Line Items]
Payments for Restructuring				$ 173		34
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Variable Interest Entity [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares		3,500
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member]
Variable Interest Entity [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	[1],[2]					1,936
Convertible Debt [Member] | Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Long-term Debt, Gross			$ 1,078		$ 1,078
Debt Instrument, Interest Rate, Stated Percentage	[3]		5.00%		5.00%
Term Loan [Member] | Unsecured Debt [Member] | Caesars Resort Collection [Member]
Variable Interest Entity [Line Items]
Long-term Debt, Gross			$ 1,700		$ 1,700
Debt Instrument, Interest Rate, Stated Percentage	[3]		5.25%		5.25%
Term Loan [Member] | Secured Debt [Member] | Caesars Growth Partners, LLC [Member]
Variable Interest Entity [Line Items]
Long-term Debt, Gross	[4]		$ 0		$ 0
Term Loan [Member] | Secured Debt [Member] | Caesars Resort Collection [Member]
Variable Interest Entity [Line Items]
Long-term Debt, Gross	[5]		4,700		4,700
Revolving Credit Facility [Member] | Line of Credit [Member] | Caesars Resort Collection [Member]
Variable Interest Entity [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			1,000		1,000
Long-term Debt, Gross	[6]		0		0
Fair Value, Inputs, Level 3 [Member] | Liability [Member]
Variable Interest Entity [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	[7]				1,080
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member]
Variable Interest Entity [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	[1],[2]					$ 0
VICI Properties, Inc. [Member]
Variable Interest Entity [Line Items]
Land Acquisition			74
Proceeds from sale-leaseback financing arrangement			$ 1,100
Obligations [Member] | Caesars Entertainment Operating Company [Member]
Variable Interest Entity [Line Items]
Payments for Restructuring		$ 1,000
Directors and Officers Liability Insurance [Member]
Variable Interest Entity [Line Items]
Restructuring and support expenses					$ 126

[1]	Includes $23 million related to the $200 million equity buyback that was reclassified from Level 3 to Level 2 during 2016.
[2]	The CEC Convertible Notes and shares of CEC common stock underlying these liabilities were issued on the Effective Date. See Note 12 for further details on the CEC Convertible Notes.
[3]	(1) Interest rate is fixed, except where noted.
[4]	All outstanding amounts were fully repaid during 2017.
[5]	LIBOR plus2.75%.
[6]	London Interbank Offered Rate (“LIBOR”) plus 2.25%.
[7]	The CEC Convertible Notes were remeasured at fair value and issued on the Effective Date with a debt component and a derivative liability component. See Note 12 for further details on the debt portion of the CEC Convertible Notes. The derivative portion of the CEC Convertible Notes is a recurring fair value measurement, see below.